T. ROWE PRICE EQUITY INCOME FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 95.7%
COMMUNICATION SERVICES 5.9%
Diversified Telecommunication Services 0.9%
AT&T	1,070,000	30,506
Verizon Communications	1,630,000	96,968
		127,474
Entertainment 1.9%
Fox, Class B	5,780,000	161,666
Walt Disney	960,000	119,117
		280,783
Media 3.1%
Comcast, Class A	5,900,000	272,934
News, Class A	12,125,000	169,993
		442,927
Total Communication Services		851,184
CONSUMER DISCRETIONARY 2.7%
Auto Components 0.1%
Magna International	250,000	11,438
		11,438
Automobiles 0.2%
General Motors	850,000	25,152
		25,152
Hotels, Restaurants & Leisure 1.3%
Las Vegas Sands	2,875,000	134,147
Marriott International, Class A	150,000	13,887
McDonald's	110,000	24,144
MGM Resorts International	350,000	7,612
Royal Caribbean Cruises	120,000	7,768
		187,558
Leisure Products 0.6%
Mattel (1)	7,175,000	83,947
		83,947

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Multiline Retail 0.3%
Kohl's	2,820,000	52,255
		52,255
Specialty Retail 0.2%
TJX	550,000	30,607
		30,607
Total Consumer Discretionary		390,957
CONSUMER STAPLES 8.2%
Beverages 0.6%
Coca-Cola	1,720,000	84,916
		84,916
Food & Staples Retailing 0.6%
Walmart	600,000	83,946
		83,946
Food Products 3.7%
Bunge	920,000	42,044
Conagra Brands	6,140,000	219,260
Mondelez International, Class A	140,000	8,043
Tyson Foods, Class A	4,400,000	261,712
		531,059
Household Products 1.3%
Kimberly-Clark	1,320,000	194,911
		194,911
Tobacco 2.0%
Philip Morris International	3,885,000	291,336
		291,336
Total Consumer Staples		1,186,168
ENERGY 6.8%
Energy Equipment & Services 0.5%
Halliburton	5,825,000	70,191
		70,191
Oil, Gas & Consumable Fuels 6.3%
Chevron	450,000	32,400

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Enbridge	4,820,000	140,744
EOG Resources	1,430,000	51,394
Exxon Mobil	3,130,000	107,453
Hess	610,000	24,968
Occidental Petroleum	2,000,000	20,020
Occidental Petroleum, Warrants, 8/3/27 (1)	384,375	1,153
Pioneer Natural Resources	220,000	18,918
Targa Resources	5,040,000	70,711
TC Energy	3,925,226	164,938
TOTAL (EUR)	7,650,000	262,722
TOTAL, ADR	510,000	17,493
		912,914
Total Energy		983,105
FINANCIALS 18.7%

Banks 6.2%
Bank of America	1,840,000	44,325
Fifth Third Bancorp	10,790,000	230,043
JPMorgan Chase	1,350,000	129,964
PNC Financial Services Group	1,170,000	128,595
Wells Fargo	15,580,000	366,286
		899,213
Capital Markets 4.4%
Charles Schwab	1,110,000	40,215
Franklin Resources	2,375,000	48,331
Morgan Stanley	5,680,000	274,628
Raymond James Financial	1,200,000	87,312
State Street	3,130,000	185,703
		636,189
Diversified Financial Services 0.7%
Equitable Holdings	5,165,000	94,210
		94,210
Insurance 7.4%
American International Group	8,440,000	232,353
Chubb	2,560,000	297,267
Loews	5,520,000	191,820

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Marsh & McLennan	385,000	44,160
MetLife	7,150,000	265,766
Willis Towers Watson	170,000	35,499
		1,066,865
Total Financials		2,696,477
HEALTH CARE 13.9%

Biotechnology 2.6%
AbbVie	2,900,000	254,011
Gilead Sciences	1,970,000	124,485
		378,496
Health Care Equipment & Supplies 3.5%
Becton Dickinson & Company	820,000	190,798
Medtronic	2,335,000	242,653
Zimmer Biomet Holdings	595,000	81,003
		514,454
Health Care Providers & Services 3.2%
Anthem	875,000	235,016
CVS Health	3,860,000	225,424
		460,440
Pharmaceuticals 4.6%
Bristol Myers Squibb	240,000	14,470
GlaxoSmithKline (GBP)	3,200,000	59,992
GlaxoSmithKline, ADR	970,000	36,511
Johnson & Johnson	1,655,000	246,396
Merck	665,000	55,162
Pfizer	6,340,000	232,678
Sanofi (EUR)	160,000	16,034
		661,243
Total Health Care		2,014,633
INDUSTRIALS & BUSINESS SERVICES 11.9%

Aerospace & Defense 2.8%
Boeing	1,140,000	188,397
L3Harris Technologies	1,280,000	217,395
		405,792

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Air Freight & Logistics 2.7%
United Parcel Service, Class B	2,380,000	396,579
		396,579
Airlines 0.3%
Alaska Air Group	1,110,000	40,659
		40,659
Building Products 0.6%
Johnson Controls International	2,055,000	83,947
		83,947
Commercial Services & Supplies 0.9%
Stericycle (1)	2,070,000	130,534
		130,534
Electrical Equipment 0.4%
Emerson Electric	750,000	49,178
nVent Electric	700,000	12,383
		61,561
Industrial Conglomerates 1.8%
General Electric	41,400,000	257,922
		257,922
Machinery 1.7%
Caterpillar	340,000	50,711
Cummins	100,000	21,116
Flowserve	370,000	10,097
PACCAR	780,000	66,519
Snap-on	610,000	89,749
		238,192
Professional Services 0.7%
Nielsen Holdings	6,850,000	97,133
		97,133
Total Industrials & Business Services		1,712,319
INFORMATION TECHNOLOGY 9.6%
Communications Equipment 1.5%
Cisco Systems	5,370,000	211,524
		211,524

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Electronic Equipment, Instruments & Components 0.4%
Corning	890,000	28,845
TE Connectivity	330,000	32,254
		61,099
Semiconductors & Semiconductor Equipment 6.1%
Applied Materials	2,610,000	155,164
NXP Semiconductors	385,000	48,052
QUALCOMM	4,270,000	502,494
Texas Instruments	1,260,000	179,915
		885,625
Software 1.5%
Microsoft	1,060,000	222,950
		222,950
Technology Hardware, Storage & Peripherals 0.1%
Western Digital	310,000	11,331
		11,331
Total Information Technology		1,392,529
MATERIALS 5.7%

Chemicals 4.1%
Akzo Nobel (EUR)	340,000	34,364
CF Industries Holdings	6,520,000	200,229
DuPont de Nemours	5,930,000	328,997
PPG Industries	275,000	33,572
		597,162
Containers & Packaging 1.6%
International Paper	5,745,000	232,902
		232,902
Total Materials		830,064
REAL ESTATE 4.4%

Equity Real Estate Investment Trusts 4.4%
Equity Residential, REIT	2,900,000	148,857
Rayonier, REIT	4,740,000	125,326
SL Green Realty, REIT	1,870,000	86,712

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Weyerhaeuser, REIT	9,610,000	274,077
Total Real Estate		634,972
UTILITIES 7.6%
Electric Utilities 4.6%
Edison International	2,870,000	145,911
NextEra Energy	409,726	113,723
Southern	7,430,000	402,855
		662,489
Multi-Utilities 3.0%
Ameren	740,000	58,519
NiSource	12,033,611	264,739
Sempra Energy	1,005,000	118,952
		442,210
Total Utilities		1,104,699
Total Miscellaneous Common Stocks 0.3% (2)		38,080
Total Common Stocks (Cost $12,359,172)		13,835,187

PREFERRED STOCKS 0.6%
CONSUMER DISCRETIONARY 0.6%
Volkswagen (EUR) (3)	540,000	86,893
Total Preferred Stocks (Cost $85,377)		86,893

CONVERTIBLE PREFERRED STOCKS 2.1%
HEALTH CARE 0.5%
Health Care Equipment & Supplies 0.5%
Becton Dickinson & Company, Series B, 6.00%, 6/1/23	1,327,000	69,822
Total Health Care		69,822
UTILITIES 1.6%
Electric Utilities 0.8%
NextEra Energy, 5.279%, 3/1/23	1,140,250	53,523

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Southern, Series A, 6.75%, 8/1/22	1,484,250	68,176
		121,699
Multi-Utilities 0.8%
Sempra Energy, Series A, 6.00%, 1/15/21	869,900	86,124
Sempra Energy, Series B, 6.75%, 7/15/21	265,400	25,724
		111,848
Total Utilities		233,547
Total Convertible Preferred Stocks (Cost $310,208)		303,369

CONVERTIBLE BONDS 0.2%
AXA, 7.25%, 5/15/21 (4)	40,556,000	35,669
Total Convertible Bonds (Cost $40,565)		35,669

SHORT-TERM INVESTMENTS 1.2%
MONEY MARKET FUNDS 1.2%
T. Rowe Price Government Reserve Fund, 0.09% (5)(6)	171,591,391	171,591
Total Short-Term Investments (Cost $171,591)		171,591

Total Investments in Securities 99.8%
(Cost $12,966,913)		$14,432,709
Other Assets Less Liabilities 0.2%		27,557
Net Assets 100.0%		$14,460,266

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME FUND

‡	Shares/Par are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(4)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $35,669 and represents 0.2% of net assets.
(5)	Seven-day yield
(6)	Affiliated Companies
ADR	American Depositary Receipts
EUR	Euro
GBP	British Pound
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$1,089
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$1,089+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	9/30/20
T. Rowe Price Government
Reserve Fund	$316,015		¤	¤$	171,591
T. Rowe Price Short-Term
Fund	—		¤	¤	—
Total					$171,591^

#					Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+					Investment income comprised $1,089 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $171,591.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INCOME FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Equity Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE EQUITY INCOME FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and

T. ROWE PRICE EQUITY INCOME FUND

unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$13,462,075$	373,112$	— $	13,835,187
Preferred Stocks	—	86,893	—	86,893
Convertible Preferred Stocks	—	303,369	—	303,369
Fixed Income Securities[1]	—	35,669	—	35,669
Short-Term Investments	171,591	—	—	171,591
Total	$13,633,666$	799,043$	— $	14,432,709

[1] Includes Convertible Bonds.